Trust Account and Fair Value Measurement (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Schedule of fair values investments active markets for identical assets or liabilities

			Quoted Price
	Carrying	Gross	Prices in
	value at	Unrealized	Active
	March 31,	Holding	Markets
Description	2021	Gains	(Level 1)
Assets:
Cash and money market funds	$1,000	$—	$1,000
U.S. government treasury bills	172,597,000	4,000	172,601,000
Total	$172,598,000	$4,000	$172,602,000

	Carrying		Quoted Price
	value at	Gross	Prices in
	December 31,	Unrealized	Active Markets
Description	2020	Holding Gains	(Level 1)
Assets:
Cash and money market funds	$1,000	$—	$1,000
U.S. government treasury bills	172,578,000	—	172,578,000
Total	$172,579,000	$—	$172,579,000